Certain Balance Sheet Items - Other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid digital hosting services	$ 15,866	$ 20,043
Prepaid services	607	1,477
Prepaid insurance	653	406
Other	640	101
Other Assets, Current	$ 17,766	$ 22,027